Annual Total Returns - Fidelity Advisor Freedom 2065 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom 2065 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class Z6
Bar Chart Table:
Annual Return 2020	17.53%